Equity accounted investments- Mimosa (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	R 8,471	R 7,594
Impairment	(47,013)
Balance at end of the year	7,148	8,471	R 7,594
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	6,650	5,413	3,929
Share of results of equity-accounted investee after tax	(1,479)	1,061	1,702
Impairment	(423)	0	0
Dividends received	(208)	(243)	(667)
Foreign currency translation	606	419	449
Balance at end of the year	R 5,146	R 6,650	R 5,413